Condensed Financial Information of the Company (Details) - Statements of Cash Flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OPERATING ACTIVITIES
Net income	¥ 268,254	$ 41,112	¥ 188,932	¥ 609,915
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(271,133)	(41,553)	(193,926)	(606,264)
Compensation expenses associated with stock options	(393)	(60)	393
Changes in operating assets and liabilities:
Other receivables	26	4	(4)	10,644
Other payables	(7,707)	(1,181)	1,214	1,326,440
Net cash (used in) from operating activities	(10,953)	(1,678)	(3,391)	1,340,735
Cash flows (used in) generated from investing activities
Purchase of short-term investments	(71,382)	(10,940)	(178,371)
Changes in investment in subsidiaries and an affiliate	26,195	4,015	(6,623)	81,129
Advances to subsidiaries and affiliates	660,004	101,150	498,774	467,995
Proceeds from disposal of short-term investments	73,310	11,235	143,581
Net cash generated from investing activities	688,127	105,460	457,361	549,124
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options			4	3,286
Proceeds of employee and grantee subscriptions			111,304	211,054
Dividends paid	(388,499)	(59,540)	(435,072)	(326,725)
Repurchase of ordinary shares from open market			(484,015)	(251,220)
Repayment of subscription from the 521 Plan participants	(250,312)	(38,362)
Repurchase of ordinary shares from shareholder				(1,318,611)
Net cash generated used in financing activities	(638,811)	(97,902)	(807,779)	(1,682,216)
Net increase (decrease) in cash and cash equivalents	38,363	(5,880)	(353,809)	207,643
Cash and cash equivalents and restricted cash at beginning of year	32,314	4,952	366,862	169,413
Effect of exchange rate changes on cash and cash equivalents	(4,332)	(664)	19,261	(10,194)
Cash and cash equivalents and restricted cash at end of year	¥ 66,345	$ 10,168	¥ 32,314	¥ 366,862